Business acquisitions, development projects and disposition transactions - Schedule of Preliminary Allocation Of The Acquisition Prices Of Assets Acquired and Liabilities Assumed (Details) - Algonquin Power Fund (America) Inc - USD ($)
$ in Thousands
	Jun. 26, 2024	Feb. 15, 2024
Shady Oaks II Wind Facility
Business Acquisition [Line Items]
Working capital	$ (1,189)
Property, plant and equipment	260,090
Long-term debt	(163,735)
Asset retirement obligation	(674)
Derivative	(23,493)
Deferred tax liability	(11,375)
Total net assets acquired	59,624
Less: cash and cash equivalents	1,922
Net assets acquired, net of cash and cash equivalents	57,702
New Market Solar Facility
Business Acquisition [Line Items]
Working capital	(7,614)
Property, plant and equipment	193,782
Asset retirement obligation	(1,135)
Deferred tax liability	(2,091)
Total net assets acquired	182,942
Less: cash and cash equivalents	434
Net assets acquired, net of cash and cash equivalents	$ 182,508
Sandy Ridge II Wind Facility
Business Acquisition [Line Items]
Working capital		$ 3,526
Property, plant and equipment		206,927
Long-term debt		(162,341)
Asset retirement obligation		(456)
Deferred tax liability		(3,517)
Total net assets acquired		44,139
Less: cash and cash equivalents		0
Net assets acquired, net of cash and cash equivalents		$ 44,139